Commitments and Contingencies (Details) - USD ($)		1 Months Ended	12 Months Ended
	May 11, 2018	Dec. 31, 2012	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies (Textual)
Base annual salary			$ 144,000
Accrued compensation				$ 828,039
Personal property tax due			$ 134,687
Proceeds from the sale of stock		$ 130,000
Finder’s agreement, description	The Company entered into an agreement with Mount Royal Consultants (Mount Royal) to assist in finding prospective investors. Mount Royal would receive a finder’s fee of 7% for a connection with a company that resulted in a qualified investment consisting of equity securities or a fee of 3% for a connection with a company that resulted in a purchase of debt securities. On March 7, 2019, the Company closed a Purchase Agreement (Note 3) to a buyer for the purchase of gold produced from the Company’s mining property. This agreement was deemed to be subject to the finder’s fee and resulted in a payment to Mount Royal of $318,000, 3% of the $10,600,000 beneficially received by the Company in accordance with the terms of the Purchase Agreement. On November 1, 2019, an additional payment of 3% of the Tranche 2 payment received by the Company resulted in a payment of $48,000 to Mount Royal and a third payment of $42,000 was issued after receipt of the Tranche 3 payment on December 27, 2019. Future amounts to be received from investors could also be subject to this agreement. During the years ended December 31, 2019 and 2018, the Company recognized $408,000 and nil, respectively, as consulting expense relating to this agreement.		All investors opted to convert their shares for cash from 5% of the gold sales. At December 31, 2018, included in accounts payable was $151,405 to investors for their portion of gold sales occurring October 2014 to June 2015. This balance was paid to the investors in March 2019 fully satisfying the terms of the original offering. Upon full satisfaction of the redemption provisions, the shares of common stock should have been returned to the Company. However, the Company allowed the investors to keep the shares. The Company recognized an expense of $63,094, which includes $52,000 for the fair value of the shares of common stock, as loss on settlement of redeemable stock during the year ended December 31, 2019.
Investment, determining price		$ 1,000
Annual claims fees			$ 155
Rick Havenstrite [Member]
Commitments and Contingencies (Textual)
Accrued compensation				593,232
Director [Member]
Commitments and Contingencies (Textual)
Accrued compensation				94,000
Marianne Havenstrite [Member]
Commitments and Contingencies (Textual)
Accrued compensation				$ 234,807